Share capital - History (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
History of the share capital
Aggregate number of shares after transaction	54,465,421	50,936,778	46,256,000	39,075,000
Aggregate share capital after transaction	€ 294,600	€ 275,510	€ 250,187	€ 211,390
January 19, 2016
History of the share capital
Share capital increase new shares			€ 36,575
Number of shares issued			6,761,000
April 1, 2016
History of the share capital
Share capital increase warrants			€ 668
Number of shares issued			132,000
May 19, 2016
History of the share capital
Share capital increase warrants			€ 762
Number of shares issued			141,000
September 19, 2016
History of the share capital
Share capital increase warrants			€ 326
Number of shares issued			60,000
November 28, 2016
History of the share capital
Share capital increase warrants			€ 467
Number of shares issued			86,000
April 6, 2017
History of the share capital
Share capital increase warrants		€ 1,337
Number of shares issued		247,000
April 21, 2017
History of the share capital
Share capital increase new shares		€ 23,331
Number of shares issued		4,313,000
June 20, 2017
History of the share capital
Share capital increase warrants		€ 281
Number of shares issued		52,000
September 21, 2017
History of the share capital
Share capital increase warrants		€ 152
Number of shares issued		28,000
November 23, 2017
History of the share capital
Share capital increase warrants		€ 222
Number of shares issued		41,000
March 20, 2018
History of the share capital
Share capital increase warrants	€ 1,613
Number of shares issued	298,000
June 20, 218
History of the share capital
Share capital increase warrants	€ 556
Number of shares issued	103,000
September 17, 2018
History of the share capital
Share capital increase new shares	€ 16,021
Number of shares issued	2,961,000
October 3, 2018
History of the share capital
Share capital increase warrants	€ 733
Number of shares issued	135,000
November 23, 2018
History of the share capital
Share capital increase warrants	€ 167
Number of shares issued	31,000